Advances to suppliers (Tables)	6 Months Ended
Mar. 31, 2021
Advances to suppliers
Schedule of advance to suppliers

	March 31,	September 30,
	2021	2020
Beginning balance	$24,095,507	$14,034,379
Increased during the year	11,545,708	40,398,618
Less: utilized during the year	(23,335,373)	(31,303,861)
Exchange rate difference	942,245	966,371
Sub-total	13,248,087	24,095,507
Less: allowance for doubtful accounts	(176,516)	(723,655)
Ending balance	$13,071,571	$23,371,852